Stock Warrants - Schedule of Warrants Issued and Outstanding (Detail) - $ / shares shares in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Class of Warrant or Right [Line Items]
Number of Warrants Issued and Outstanding		126	115
Exercise price per share	$ 4.50	$ 4.50
Common Stock
Class of Warrant or Right [Line Items]
Number of Warrants Issued and Outstanding		63
Warrants expiration date		Apr. 30, 2024
Common Stock | Weighted Average
Class of Warrant or Right [Line Items]
Exercise price per share		$ 6.40
Series B Preferred Stock
Class of Warrant or Right [Line Items]
Warrants expiration date		Jan. 31, 2020
Series B Preferred Stock | Weighted Average
Class of Warrant or Right [Line Items]
Exercise price per share		$ 1.46
Series B Preferred Stock | Warrants to Purchase Common Stock
Class of Warrant or Right [Line Items]
Number of Warrants Issued and Outstanding		51	103
Series D Preferred Stock
Class of Warrant or Right [Line Items]
Warrants expiration date		May 31, 2020
Series D Preferred Stock | Weighted Average
Class of Warrant or Right [Line Items]
Exercise price per share		$ 2.50
Series D Preferred Stock | Warrants to Purchase Common Stock
Class of Warrant or Right [Line Items]
Number of Warrants Issued and Outstanding		12	12